Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets valuation allowance	$ 18,795,000	$ 0
Deferred tax liabilities, net	1,711,000
Uncertain tax positions	$ 0
Minimum
Deferred Tax Assets And Liabilities [Line Items]
Amount recognized is measured as the largest benefit	50.00%
Federal
Deferred Tax Assets And Liabilities [Line Items]
Operating loss carryforwards	$ 33,300,000
State and Local Jurisdiction
Deferred Tax Assets And Liabilities [Line Items]
Operating loss carryforwards	$ 16,700,000